INVESTMENTS, DEBT AND DERIVATIVES - Financial Assets (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Total investments and derivatives	$ 633	$ 494
Non-current	62	61
Current	571	433
At fair value
Disclosure of financial assets [line items]
Total investments and derivatives	33	49
At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives	600	445
Other investments | At fair value
Disclosure of financial assets [line items]
Total investments and derivatives	33	49
Security deposits and cash collateral | At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives	128	103
Bank deposits | At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives	2	3
Other investments | At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives	$ 470	$ 339